AXP(R) Small
                                                                         Company
                                                                      Index Fund

                                                          2001 SEMIANNUAL REPORT

American
Express(R)
Funds

(icon of) ruler

AXP Small Company Index Fund
seeks to provide shareholders with
long-term capital appreciation.

Good Things,
Small Packages

When people talk stocks, the conversation often centers on big, household names. But the fact is that all companies were small once, and, as they grew, some proved to be excellent investments. Instead of trying to sort out the most likely winners from the huge number of possibilities, AXP Small Company Index Fund simply buys a representative sample of stocks from a popular small-company index. Therefore, as the index performs, so, too, should the Fund.

CONTENTS
From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               16

-------------------------------------------------------------------------------
2   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
First, I want to thank you for being a shareholder in American Express funds. While we strongly believe in the virtues of investment, we also are very sensitive to the fluctuations of the financial markets. That is why we want to re-emphasize the importance of making certain that you frequently review your investments and regularly meet with your financial advisor. By doing so, you can take advantage of shifts in the markets to position your portfolio relative to expected market volatility and, possibly, achieve better overall performance.

Second, I strongly advise that you keep a focus on the long-term. Reviewing past performance is helpful, but it should not be viewed as a leading indicator of the future. One constant is the necessity to have a financial plan based on appropriate asset allocation. Make sure that the plan provides what you need and expect.

Our job, as a Board, is to monitor and confirm that the Fund complies with its investment objective and that its management style stays on target. We want the Fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager
Small-company stocks recovered from a bad start to finish nearly even for the past six months -- February through July 2001. Reflecting the market trend, AXP Small Company Index Fund's Class A shares experienced a loss of 0.31% (excluding the sales charge) for the first half of its fiscal year -- February 2001 through July 2001. Still, small-company stocks easily outperformed their mid- and large-company counterparts, as measured by the Standard & Poor's 400 and 500 stock indexes, respectively.

The period could hardly have gotten off to a worse start, as concerns about a weakening economy and a slump in corporate profits put investors in a foul mood. The result for small-company stocks was a steady downturn from February through early April, by which time the Fund was down some 17%.

-------------------------------------------------------------------------------
3   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

SPRING RENEWAL
But as spring arrived, so did a new investment outlook. Instead of focusing on the discouraging economic and profit news, investors began to consider the steep cuts in short-term interest rates that the Federal Reserve had made since early January and how they might lead to better times later in the year. As they became more comfortable with that possibility, they most often directed their buying toward small-company stocks.

The result was a powerful rally that, by mid-May, enabled the Fund to make up all of the previously lost ground. Things cooled off at that point, and the Fund essentially treaded water for the rest of the period.

Continuing the trend of recent years, most of the market's -- and therefore, the Fund's -- ups and downs were driven by technology-related stocks, whose prices swung greatly with changes in investors' outlooks for that sector. While they led the charge higher in the spring, tech stocks were still negative performers for the period as a whole. Helping pick up some of the slack were gains by health care, telecommunications/media and financial services stocks.

Looking toward the rest of the fiscal year, I think small-company stocks may continue to have an advantage over mid- and large-company issues. Still, that doesn't preclude the possibility of considerable market volatility as investors try to sort out what may be a variety of conflicting factors relating to the economy and corporate profits in the months ahead.

James M. Johnson, Jr., CFA

-------------------------------------------------------------------------------
4   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                         $6.48
Jan. 31, 2001                                                         $6.50
Decrease                                                              $0.02

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                           $  --
From long-term capital gains                                          $  --
Total distributions                                                   $  --
Total return*                                                        -0.31%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                         $6.20
Jan. 31, 2001                                                         $6.25
Decrease                                                              $0.05

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                           $  --
From long-term capital gains                                          $  --
Total distributions                                                   $  --
Total return*                                                        -0.80%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                         $6.53
Jan. 31, 2001                                                         $6.54
Decrease                                                              $0.01

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                           $  --
From long-term capital gains                                          $  --
Total distributions                                                   $  --
Total return*                                                        -0.15%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

-------------------------------------------------------------------------------
5   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

The 10 Largest Holdings

                                        Percent                  Value
                                    (of net assets)      (as of July 31, 2001)
Cephalon                                  .83%                 $9,375,792
New York Community Bancorp                .78                   8,810,854
Universal Health Services Cl B            .78                   8,787,190
Commerce Bancorp                          .64                   7,263,688
Varian Medical Systems                    .62                   7,030,094
Patterson Dental                          .61                   6,935,800
Smithfield Foods                          .61                   6,914,775
Horton (DR)                               .54                   6,166,187
Fidelity Natl Financial                   .52                   5,938,044
Barrett Resources                         .52                   5,834,634

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here
make up 6.45% of net assets

-------------------------------------------------------------------------------
6   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities
AXP Small Company Index Fund

July 31, 2001 (Unaudited)
Assets

Investments in securities, at value (Note 1)
   (identified cost $1,117,169,278)                                                         $1,152,195,312
Cash in bank on demand deposit                                                                     306,439
Capital shares receivable                                                                           25,456
Dividends and accrued interest receivable                                                          285,308
Receivable for investment securities sold                                                        2,053,643
U.S. government securities held as collateral (Note 4)                                             103,672
                                                                                                   -------
Total assets                                                                                 1,154,969,830
                                                                                             -------------

Liabilities
Payable for investment securities purchased                                                      5,379,196
Payable upon return of securities loaned (Note 4)                                               17,959,422
Accrued investment management services fee                                                          11,210
Accrued distribution fee                                                                            16,676
Accrued service fee                                                                                     23
Accrued transfer agency fee                                                                          6,152
Accrued administrative services fee                                                                  1,989
Other accrued expenses                                                                             109,935
                                                                                                   -------
Total liabilities                                                                               23,484,603
                                                                                                ----------
Net assets applicable to outstanding capital stock                                          $1,131,485,227
                                                                                            ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                    $    1,776,043
Additional paid-in capital                                                                   1,076,600,188
Net operating loss                                                                              (2,311,741)
Accumulated net realized gain (loss)                                                            21,301,602
Unrealized appreciation (depreciation) on investments (Note 5)                                  34,119,135
                                                                                                ----------
Total -- representing net assets applicable to outstanding capital stock                    $1,131,485,227
                                                                                            ==============
Net assets applicable to outstanding shares:              Class A                           $  684,791,238
                                                          Class B                           $  438,277,437
                                                          Class Y                           $    8,416,552
Net asset value per share of outstanding capital stock:   Class A shares      105,657,069   $         6.48
                                                          Class B shares       70,657,496   $         6.20
                                                          Class Y shares        1,289,774   $         6.53
                                                                                ---------   --------------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
7   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT



Statement of operations
AXP Small Company Index Fund

Six months ended July 31, 2001 (Unaudited)
Investment income

Income:
Dividends                                                                                     $  3,928,714
Interest                                                                                           571,478
   Less foreign taxes withheld                                                                      (2,068)
                                                                                                    ------
Total income                                                                                     4,498,124
                                                                                                 ---------
Expenses (Note 2):
Investment management services fee                                                               2,112,499
Distribution fee
   Class A                                                                                         802,020
   Class B                                                                                       2,097,319
Transfer agency fee                                                                                954,131
Incremental transfer agency fee
   Class A                                                                                          64,774
   Class B                                                                                          68,224
Service fee -- Class Y                                                                               3,798
Administrative services fees and expenses                                                          363,276
Compensation of board members                                                                        6,300
Custodian fees                                                                                      84,499
Printing and postage                                                                               165,276
Registration fees                                                                                   72,888
Licensing fees                                                                                      14,395
Audit fees                                                                                          10,750
Other                                                                                               13,522
                                                                                                    ------
Total expenses                                                                                   6,833,671
   Earnings credits on cash balances (Note 2)                                                      (23,806)
                                                                                                   -------
Total net expenses                                                                               6,809,865
                                                                                                 ---------
Investment income (loss) -- net                                                                 (2,311,741)
                                                                                                ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                              (14,479,127)
   Futures contracts                                                                               409,974
                                                                                                   -------
Net realized gain (loss) on investments                                                        (14,069,153)
Net change in unrealized appreciation (depreciation) on investments                             11,371,716
                                                                                                ----------
Net gain (loss) on investments                                                                  (2,697,437)
                                                                                                ----------
Net increase (decrease) in net assets resulting from operations                               $ (5,009,178)
                                                                                              ============

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
8   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT



Statements of changes in net assets

AXP Small Company Index Fund

                                                                   July 31, 2001             Jan. 31, 2001
                                                                 Six months ended             Year ended
                                                                    (Unaudited)

Operations and distributions
Investment income (loss) -- net                                   $   (2,311,741)           $   (3,950,181)
Net realized gain (loss) on investments                              (14,069,153)              171,282,093
Net change in unrealized appreciation
   (depreciation) on investments                                      11,371,716                12,642,797
                                                                      ----------                ----------
Net increase (decrease)
   in net assets resulting from operations                            (5,009,178)              179,974,709
                                                                      ----------               -----------
Distributions to shareholders from:
   Net realized gain
      Class A                                                                 --               (77,320,410)
      Class B                                                                 --               (52,306,806)
      Class Y                                                                 --                  (796,261)
                                                                            ----                  --------
Total distributions                                                           --              (130,423,477)
                                                                            ----              ------------

Capital share transactions (Note 6)
Proceeds from sales
   Class A shares (Note 2)                                            85,207,907               143,935,091
   Class B shares                                                     40,105,985                69,187,399
   Class Y shares                                                      2,273,679                 6,224,780
Reinvestment of distributions at net asset value
   Class A shares                                                             --                75,845,013
   Class B shares                                                             --                51,736,351
   Class Y shares                                                             --                   796,261
Payments for redemptions
   Class A shares                                                    (66,536,280)             (192,363,610)
   Class B shares (Note 2)                                           (34,835,264)              (92,829,556)
   Class Y shares                                                     (1,525,290)               (2,246,641)
                                                                      ----------                ----------
Increase (decrease) in net assets from
   capital share transactions                                         24,690,737                60,285,088
                                                                      ----------                ----------
Total increase (decrease) in net assets                               19,681,559               109,836,320
Net assets at beginning of period                                  1,111,803,668             1,001,967,348
                                                                   -------------             -------------
Net assets at end of period                                       $1,131,485,227            $1,111,803,668
                                                                  ==============            ==============

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
9   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

AXP Small Company Index Fund
(Unaudited as to July 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an

-------------------------------------------------------------------------------
10   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT
option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Illiquid securities
As of July 31, 2001, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of July 31, 2001 was $2,578,456 representing 0.23% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

-------------------------------------------------------------------------------
11   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Core Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $171,927 for the six months ended July 31, 2001.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $17

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $835,765 for Class A and $162,249 for Class B for the six months ended July 31, 2001.

During the six months ended July 31, 2001, the Fund's custodian and transfer agency fees were reduced by $23,806 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $102,009,269 and $86,874,113, respectively, for the six months ended July 31, 2001. Realized gains and losses are determined on an identified cost basis.

-------------------------------------------------------------------------------
12   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

4. LENDING OF PORTFOLIO SECURITIES
As of July 31, 2001, securities valued at $17,119,222 were on loan to brokers. For collateral, the Fund received $17,855,750 in cash and U.S. government securities valued at $103,672. Income from securities lending amounted to $262,519 for the six months ended July 31, 2001. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.

5. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of July 31, 2001, included securities valued at $3,975,650 that were pledged as collateral to cover initial margin deposits on 74 open purchase contracts. The market value of the open purchase contracts as of July 31, 2001 was $18,002,350 with a net unrealized loss of $906,899.

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                           Six months ended July 31, 2001

                                       Class A          Class B       Class Y
Sold                                   13,639,363     6,707,569       360,323
Issued for reinvested distributions            --            --            --
Redeemed                              (10,700,560)   (5,827,344)     (243,610)
                                      -----------    ----------      --------
Net increase (decrease)                 2,938,803       880,225       116,713
                                        ---------       -------       -------

                                              Year ended Jan. 31, 2001
                                       Class A          Class B       Class Y
Sold                                   21,235,602    10,532,836       931,700
Issued for reinvested distributions    13,236,475     9,389,473       138,000
Redeemed                              (28,245,786)  (14,052,601)     (337,132)
                                      -----------   -----------      --------
Net increase (decrease)                 6,226,291     5,869,708       732,568
                                        ---------     ---------       -------

7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended July 31, 2001.

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

-------------------------------------------------------------------------------
13   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT



9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                              2001(h)      2001         2000         1999          1998

Net asset value, beginning of period                     $6.50        $6.30        $6.11         $6.47        $5.51

Income from investment operations:

Net investment income (loss)                                --           --         (.01)          --            --

Net gains (losses) (both realized and unrealized)         (.02)        1.07          .58         (.12)         1.05

Total from investment operations                          (.02)        1.07          .57         (.12)         1.05

Less distributions:

Distributions from realized gains                           --         (.87)        (.38)        (.24)         (.09)

Net asset value, end of period                           $6.48        $6.50        $6.30        $6.11         $6.47

Ratios/supplemental data

Net assets, end of period (in millions)                   $685         $668         $608         $596          $391

Ratio of expenses to average daily net assets(b)        .98%(c)        .87%         .97%         .94%         1.00%(d)

Ratio of net investment income (loss)
   to average daily net assets                          (.13%)(c)     (.08%)       (.11%)       (.02%)        (.05%)

Portfolio turnover rate
   (excluding short-term securities)                        8%           44%          30%         29%            25%

Total return(g)                                          (.31%)      18.79%        9.41%       (1.69%)        19.00%


Class B

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                              2001(h)      2001         2000         1999          1998

Net asset value, beginning of period                     $6.25        $6.13        $6.00         $6.40        $5.50

Income from investment operations:

Net investment income (loss)                              (.03)        (.05)        (.05)         (.04)        (.05)

Net gains (losses) (both realized and unrealized)         (.02)        1.04          .56          (.12)        1.04

Total from investment operations                          (.05)         .99          .51          (.16)         .99

Less distributions:

Distributions from realized gains                           --         (.87)        (.38)         (.24)        (.09)

Net asset value, end of period                           $6.20        $6.25        $6.13         $6.00        $6.40

Ratios/supplemental data

Net assets, end of period (in millions)                   $438         $436         $392         $371          $225

Ratio of expenses to average daily net assets(b)         1.74%(c)     1.63%        1.73%        1.70%         1.76%(e)

Ratio of net investment income
   (loss) to average daily net assets                    (.90%)(c)    (.84%)       (.87%)       (.79%)        (.81%)

Portfolio turnover rate
   (excluding short-term securities)                        8%          44%          30%          29%           25%

Total return(g)                                          (.80%)      18.01%        8.55%       (2.42%)       18.12%

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
14   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT



Class Y

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                              2001(h)      2001         2000         1999          1998

Net asset value, beginning of period                     $6.54        $6.32        $6.12         $6.47        $5.51

Income from investment operations:

Net investment income (loss)                                --          .01           --           --            --

Net gains (losses) (both realized and unrealized)         (.01)        1.08          .58          (.11)        1.05

Total from investment operations                          (.01)        1.09          .58          (.11)        1.05

Less distributions:

Distributions from realized gains                           --         (.87)        (.38)         (.24)        (.09)

Net asset value, end of period                           $6.53        $6.54        $6.32         $6.12        $6.47

Ratios/supplemental data

Net assets, end of period (in millions)                     $8           $8           $3           $2            $1

Ratio of expenses to average daily net assets(b)          .81%(c)      .71%         .81%         .87%          .92%(f)

Ratio of net investment income
   (loss) to average daily net assets                     .03%(c)      .09%         .03%         .06%          .01%

Portfolio turnover rate
   (excluding short-term securities)                        8%          44%          30%          29%           25%

Total return(g)                                          (.15%)      19.04%        9.54%       (1.61%)       19.13%



Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 1.05% for the year ended 1998.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.81% for the year ended 1998.

(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.92% for the year ended 1998.

(g)  Total return does not reflect payment of a sales charge.

(h)  Six months ended July 31, 2001 (Unaudited).

-------------------------------------------------------------------------------
15   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Investments in Securities

AXP Small Company Index Fund
July 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.3%)
Issuer                                Shares                     Value(a)

Aerospace & defense (1.0%)
AAR                                   79,770                   $1,317,800
Aeroflex                             176,460(b)                 1,844,007
Alliant Techsystems                   41,526(b)                 4,119,379
Armor Holdings                        68,215(b)                 1,009,582
BE Aerospace                          94,921(b)                 1,762,683
Kaman Cl A                            66,230                    1,082,861
Total                                                          11,136,312

Airlines (1.1%)
Atlantic Coast Airlines Holdings     127,477(b)                 3,703,207
Frontier Airlines                     82,924(b)                 1,252,152
Mesa Air Group                       100,075(b)                 1,250,938
Midwest Express Holdings              40,942(b)                   827,028
Skywest                              166,039                    5,568,948
Total                                                          12,602,273

Automotive & related (2.1%)
Central Parking                      106,263                    2,067,878
Discount Auto Parts                   49,449(b)                   650,254
GenCorp                              126,407                    1,688,798
Group 1 Automotive                    57,672(b)                 1,834,546
Intermet                              75,178                      378,897
Midas                                 44,163                      618,282
Myers Inds                            64,072                      913,026
O'Reilly Automotive                  152,943(b)                 5,337,711
Oshkosh Truck                         49,400                    1,761,110
Smith (AO)                            69,795                    1,223,506
SPS Technologies                      38,720(b)                 1,815,968
Standard Motor Products               36,843                      482,643
TBC                                   62,121(b)                   733,649
Titan Intl                            61,064                      286,390
Tower Automotive                     130,537(b)                 1,914,978
Winnebago Inds                        60,764                    1,698,354
Total                                                          23,405,990

Banks and savings & loans (7.7%)
American Financial Holdings           68,492                    1,624,630
Anchor Bancorp Wisconsin              67,866                    1,096,715
Chittenden                            76,074                    2,544,675
Commerce Bancorp                      95,324                    7,263,688
Commercial Federal                   152,003                    3,784,875
Community First Bankshares           121,833                    2,997,092
Cullen/Frost Bankers                 152,622                    5,358,557
Downey Financial                      83,516                    4,891,532
East West Bancorp                     68,304                    1,743,118
First BanCorp                         78,738                    2,287,339
First Midwest Bancorp                120,156                    3,957,939
First Republic Bank                   40,170(b)                 1,050,446
FirstFed Financial                    51,110(b)                 1,576,744
GBC Bancorp                           34,661                    1,156,638
Hudson United Bancorp                139,037                    3,817,956
MAF Bancorp                           66,757                    2,058,786
New York Community Bancorp           207,168                    8,810,854
Provident Bankshares                  75,926                    1,788,057
Riggs Natl                            84,221                    1,499,134
South Financial Group                126,002                    2,230,235
Southwest Bancorp of Texas            97,221(b)                 3,268,570
Staten Island Bancorp                 98,406                    3,011,224
Sterling Bancshares                   77,847                    1,561,611
Susquehanna Bancshares               116,117                    2,419,878
TrustCo Bank NY                      183,654                    2,424,233
Tucker Anthony Sutro                  72,383                    1,733,573
United Bankshares                    122,944                    3,393,254
Washington Federal                   170,688                    4,542,008
Whitney Holding                       77,825                    3,509,129
Total                                                          87,402,490

Beverages & tobacco (0.8%)
Coca-Cola Bottling                    25,912                      959,003
Constellation Brands                 124,250(b)                 5,233,410
DIMON                                131,961                    1,225,918
Schweitzer-Mauduit Intl               43,848                    1,073,399
Total                                                           8,491,730

Building materials & construction (4.7%)
Apogee Enterprises                    83,526                    1,233,679
Building Materials Holding            38,051(b)                   578,375
Butler Mfg                            18,594                      472,659
Elcor                                 56,927                    1,246,701
Fleetwood Enterprises                 96,924                    1,579,861
Florida Rock Inds                     55,155                    2,967,339
Foster Wheeler                       120,726                      864,398
Horton (DR)                          223,818                    6,166,187
Hughes Supply                         69,968                    1,724,711
Insituform Technologies Cl A          79,200(b)                 2,779,920
Lennox Intl                          166,238                    1,559,312
M.D.C. Holdings                       71,578                    3,001,981
Massey Energy                        218,566                    3,754,964


See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
16   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Issuer                                Shares                     Value(a)

Building materials & construction (cont.)
Monaco Coach                          56,218(b)                $1,640,441
NVR                                   24,100(b)                 4,247,625
Ryland Group                          39,573                    2,472,917
Simpson Mfg                           35,776(b)                 2,096,474
Skyline                               24,842                      650,860
Standard Pacific                      89,375                    2,105,675
Texas Inds                            61,526                    2,334,912
Toll Brothers                        107,997(b)                 4,265,882
Tredegar                             112,816                    2,267,602
Universal Forest Products             58,622                    1,149,577
URS                                   50,529(b)                 1,236,445
Watts Inds Cl A                       78,430                    1,240,763
Total                                                          53,639,260

Chemicals (2.1%)
Arch Chemicals                        65,674                    1,320,047
Cambrex                               75,693                    3,606,771
Chemed                                29,092                      790,721
ChemFirst                             41,970                    1,019,871
Georgia Gulf                          93,891                    1,553,896
Ionics                                51,127(b)                 1,582,892
MacDermid                             93,148                    1,527,627
Mississippi Chemical                  77,363                      285,469
OM Group                              70,825                    4,143,264
Omnova Solutions                     117,187                      801,559
Penford                               22,162                      279,241
Quaker Chemical                       26,813                      526,875
Tetra Tech                           120,362(b)                 2,732,217
TETRA Technologies                    41,251(b,g)               1,008,174
WD-40                                 45,704                    1,012,344
Wellman                               94,088                    1,241,021
Total                                                          23,431,989

Communications equipment & services (1.9%)
Allen Telecom                         83,143(b)                 1,152,362
Aspect Communications                152,812(b)                   872,557
Boston Communications Group           50,485(b)                   725,469
C-COR.net                             95,669(b,g)               1,103,064
Captaris                              95,824(b)                   215,604
Catapult Communications               38,309(b)                   660,447
Davox                                 37,853(b)                   337,649
Digi Intl                             45,124(b)                   401,604
DMC Stratex Networks                 218,329(b)                 2,216,039
General Communication Cl A           156,877(b)                 1,877,818
General Semiconductor                112,055(b)                 1,261,739
Harmonic                             172,387(b)                 2,628,902
International FiberCom               105,664(b)                   291,633
InterVoice-Brite                      98,323(b)                 1,269,350
Metro One Telecommunications          71,005(b)                 2,698,899
Network Equipment Technologies        64,656(b)                   230,822
Orbital Sciences                     112,568(b)                   348,961
Proxim                                79,900(b)                   679,150
SymmetriCom                           70,225(b)                   790,031
ViaSat                                65,058(b)                 1,320,677
Total                                                          21,082,777

Computers & office equipment (7.8%)
Adaptec                              291,795(b)                 3,437,345
American Management Systems          123,174(b)                 2,292,268
Analysts Intl                         71,628                      363,870
Artesyn Technologies                 113,047(b)                 1,199,429
Aspen Technology                      90,489(b)                 1,791,682
Auspex Systems                       133,738(b)                   826,501
Avant!                               110,853(b)                   683,963
Avid Technology                       76,415(b)                   676,273
Aware                                 66,960(b)                   549,072
BARRA                                 62,388(b)                 3,113,161
Black Box                             56,751(b)                 3,113,360
BMC Inds                              81,229                      389,899
Brooktrout                            35,911(b)                   219,057
CACI Intl Cl A                        33,470(b)                 1,171,450
Carreker                              64,713(b)                 1,226,311
Ciber                                168,836(b)                 1,186,917
Cognex                               128,799(b)                 3,961,857
Computer Task Group                   61,785(b)                   185,355
Concord Communications                49,206(b)                   484,679
Dendrite Intl                        117,156(b)                 1,275,829
ePresence                             70,791(b)                   226,531
FactSet Research Systems              97,821                    3,242,766
Fair, Isaac & Co                      65,571                    4,091,630
FileNet                              104,596(b)                 1,334,645
HNC Software                         102,577(b)                 2,839,331
Hutchinson Technology                 74,071(b)                 1,367,351
Hyperion Solutions                    95,699(b)                 1,354,141
Insight Enterprises                  122,594(b)                 2,514,403
Inter-Tel                             72,696                    1,141,327
Intermagnetics General                45,691(b)                 1,427,844
Kronos                                36,984(b)                 1,629,885
MapInfo                               43,109(b)                   509,117
MAXIMUS                               63,357(b)                 2,809,249
Mercury Computer Systems              64,366(b)                 2,037,184
MICROS Systems                        51,514(b)                   994,220
Midway Games                         111,664(b)                 1,708,459
MRO Software                          65,453(b)                   941,869
Natl Data                             99,273                    3,410,028
NYFIX                                 84,318(b)                 1,568,315
PC-Tel                                56,651(b)                   441,878
Pegasus Solutions                     72,453(b)                   644,832
Phoenix Technologies                  74,235(b)                 1,042,259
Pinnacle Systems                     151,476(b)                   802,823
Profit Recovery Group Intl           140,428(b)                 1,617,731
Progress Software                    104,669(b)                 1,669,471

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
17   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Issuer                                Shares                     Value(a)

Computers & office equipment (cont.)
QRS                                   45,875(b)                  $667,481
RadiSys                               50,895(b)                 1,035,204
Rainbow Technologies                  77,167(b)                   397,410
Read-Rite                            352,398(b)                 1,635,127
Remedy                                90,926(b)                 3,092,393
Roxio                                 48,031(b)                   746,882
SCM Microsystems                      45,372(b,d)                 404,718
SPSS                                  40,588(b)                   746,413
Standard Register                     81,682                    1,466,192
Systems & Computer Technology         97,286(b)                 1,241,369
Take-Two Interactive Software        100,885(b)                 2,003,576
THQ                                   62,984(b)                 3,127,156
Verity                               102,491(b)                 1,799,742
Visual Networks                       93,089(b)                   483,132
ZixIt                                 50,449(b)                   431,339
Total                                                          88,793,701

Electronics (9.8%)
Actel                                 69,891(b)                 1,530,613
Advanced Energy Inds                  93,919(b)                 3,075,847
Alliance Semiconductor               126,324(b)                 1,453,989
Alpha Inds                           128,561(b)                 4,900,744
Analogic                              38,418                    1,540,946
Anixter Intl                         106,279(b)                 3,066,149
APW                                  120,760(b)                 1,086,840
AstroPower                            41,541(b,d)               1,854,806
ATMI                                  89,566(b)                 2,278,559
Audiovox Cl A                         66,812(b)                   672,797
Axcelis Technologies                 287,550(b)                 4,074,583
AXT                                   65,699(b)                 1,411,215
BEI Technologies                      42,615                    1,180,862
Bel Fuse Cl A                         31,677                      767,217
Belden                                72,663                    1,776,610
Bell Microproducts                    47,009(b)                   399,577
Benchmark Electronics                 58,039(b)                 1,296,011
Brooks Automation                     51,494(b)                 2,449,570
Brush Engineered Materials            49,015                      833,255
C&D Technologies                      77,344                    2,417,000
Cable Design Technologies            129,634(b)                 1,950,992
Cohu                                  60,262                    1,139,554
CTS                                   82,255(g)                 1,813,723
Cymer                                 90,346(b)                 2,572,151
Dionex                                65,659(b)                 1,917,243
DuPont Photomasks                     52,720(b)                 2,033,410
Elantec Semiconductor                 66,538(b)                 2,511,810
Electro Scientific Inds               79,992(b)                 2,571,743
Electroglas                           62,226(b)                 1,004,950
ESS Technology                       126,321(b)                 1,757,125
Esterline Technologies                61,148(b)                 1,308,567
Gerber Scientific                     65,243                      705,929
Harman Intl Inds                      94,793                    3,507,340
Helix Technology                      66,719                    1,764,050
Innovex                               44,404(b)                   160,742
Itron                                 45,905(b)                   873,572
Kopin                                192,228(b)                 2,996,835
Kulicke & Soffa Inds                 144,883(b)                 2,449,972
MagneTek                              67,111(b)                   708,692
Methode Electronics Cl A             105,853                      949,501
Microsemi                             41,349(b)                 2,648,403
Park Electrochemical                  57,403                    1,414,984
Paxar                                125,195(b)                 1,702,652
Pericom Semiconductor                 74,275(b)                 1,117,839
Photon Dynamics                       37,696(b)                 1,466,374
Photronics                            88,238(b)                 1,844,174
Pioneer-Standard Electronics          81,580                      971,618
Power Integrations                    81,758(b)                 1,770,061
Rogers                                46,118(b)                 1,252,104
SBS Technologies                      42,144(b)                   799,893
SLI                                  103,400                      584,210
SONICblue                            241,444(b)                   622,926
SpeedFam-IPEC                         89,157(b)                   271,037
Standard Microsystems                 47,746(b)                   639,319
Technitrol                            99,528                    2,470,285
Three-Five Systems                    63,178(b)                 1,385,494
Trimble Navigation                    71,833(b)                 1,364,827
Ultratech Stepper                     65,468(b)                 1,506,419
Varian Medical Systems                98,323(b)                 7,030,094
Varian Semiconductor
   Equipment Associates               95,765(b)                 3,367,097
Vicor                                125,208(b)                 2,457,833
X-Rite                                63,357                      579,717
Total                                                         110,032,451

Energy (4.0%)
Atmos Energy                         119,801                    2,419,980
Barrett Resources                     99,060(b)                 5,834,634
Brown (Tom)                          115,573(b)                 2,798,022
Cabot Oil & Gas Cl A                  87,107                    2,186,386
HS Resources                          54,014(b,d)               3,462,297
Key Production                        41,367(b)                   657,735
Newfield Exploration                 132,243(b)                 4,415,594
Nuevo Energy                          49,445(b)                   868,254
NUI                                   40,668                      944,718
Patina Oil & Gas                      57,977                    1,543,348
Pogo Producing                       158,587                    3,926,614
St. Mary Land & Exploration           83,402                    1,788,973
Stone Energy                          77,224(b)                 3,517,553
Swift Energy                          73,174(b)                 2,285,224
Vintage Petroleum                    186,550                    3,460,503
XTO Energy                           363,101                    5,457,408
Total                                                          45,567,243

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
18   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Issuer                                Shares                     Value(a)

Energy equipment & services (2.3%)
Atwood Oceanics                       40,939(b)                $1,346,893
Cal Dive Intl                         96,027(b)                 1,795,705
Dril-Quip                             51,191(b)                   930,140
Input/Output                         151,313(b)                 1,649,312
Lone Star Technologies                73,260(b)                 1,648,350
Louis Dreyfus Natural Gas            130,043(b)                 4,242,003
Oceaneering Intl                      69,236(b)                 1,453,956
Plains Resources                      51,853(b)                 1,438,921
Pride Intl                           217,883(b)                 3,381,544
Prima Energy                          37,690(b)                   990,493
Remington Oil & Gas                   64,417(b)                   965,611
SEACOR SMIT                           59,322(b)                 2,651,693
Seitel                                74,165(b)                 1,001,228
Veritas DGC                           94,178(b)                 2,156,676
Total                                                          25,652,525

Financial services (1.6%)
Bowne & Co                            97,821                    1,154,288
Delphi Financial Group Cl A           60,067                    2,291,556
Financial Federal                     48,740(b)                 1,291,123
Heidrick & Struggles Intl             56,991(b)                 1,202,510
Insurance Auto Auctions               34,734(b)                   554,355
Jefferies Group                       73,970                    2,622,975
Kansas City Southern Inds            172,703(b,f)               2,578,456
Mutual Risk Management               123,208(c,d)               1,349,128
Raymond James Financial              141,434                    4,228,876
Southwest Securities Group            51,033(d)                   921,153
Total                                                          18,194,420

Food (3.2%)
American Italian Pasta Cl A           51,795(b)                 2,447,314
Corn Products Intl                   104,470                    3,102,759
Delta & Pine Land                    114,068                    2,242,577
Earthgrains                          125,491                    5,043,483
Fleming Companies                    129,721                    4,594,718
Hain Celestial Group                  99,382(b)                 2,449,766
Intl Multifoods                       55,611                    1,146,143
J & J Snack Foods                     25,238(b)                   592,588
Nash Finch                            34,365                    1,080,092
Performance Food Group               108,287(b)                 3,291,925
Ralcorp Holdings                      88,540(b)                 1,558,304
Smithfield Foods                     157,154(b)                 6,914,775
United Natural Foods                  55,008(b)                 1,220,628
Total                                                          35,685,072

Furniture & appliances (1.4%)
Aaron Rents                           58,949                    1,087,609
Bassett Furniture Inds                34,728                      510,502
Briggs & Stratton                     63,942                    2,653,593
Ethan Allen Interiors                116,632                    4,374,866
Fedders                               93,481                      447,774
Interface                            150,724                      890,779
La-Z-Boy                             178,393                    3,573,212
Natl Presto Inds                      20,370                      564,249
Royal Appliance Mfg                   40,954(b)                   245,724
Salton                                33,885(b,d)                 615,352
Thomas Inds                           44,884                    1,154,416
Total                                                          16,118,076

Health care (6.6%)
Advanced Tissue Sciences             190,070(b)                   872,421
Alpharma Cl A                        119,148(d)                 3,361,165
ArthoCare                             65,878(b,d)               1,981,610
Bio-Technology General               169,527(b)                 1,668,146
Cephalon                             146,726(b)                 9,375,792
Coherent                              81,922(b)                 3,029,476
Conmed                                49,465(b)                 1,532,920
Cooper Companies                      43,146                    2,083,952
Cygnus                                83,580(b)                   802,368
Datascope                             43,790                    1,851,003
Diagnostic Products                   82,740                    3,349,315
Enzo Biochem                          76,062(b,d)               1,914,481
Haemonetics                           74,996(b)                 2,513,116
Hologic                               45,938(b)                   265,522
IDEXX Laboratories                    97,268(b)                 2,374,312
INAMED                                60,588(b)                 1,403,218
Invacare                              90,513                    3,239,460
Medicis Pharmaceutical Cl A           89,337(b)                 4,306,043
Mentor                                70,091                    2,069,787
MGI Pharma                            61,732(b)                   630,284
Noven Pharmaceuticals                 65,946(b)                 2,472,975
Organogenesis                        102,053(b)                   812,342
Osteotech                             41,482(b)                   188,743
Priority Healthcare Cl B             134,392(b)                 3,218,688
Regeneron Pharmaceuticals            128,916(b)                 3,463,973
ResMed                                92,685(b)                 4,884,500
Respironics                           89,788(b)                 2,863,339
Spacelabs Medical                     28,737(b)                   358,638
Syncor Intl                           72,383(b)                 2,117,203
Techne                               122,649(b)                 3,592,389
Theragenics                           87,646(b)                   938,689
Vital Signs                           38,232                    1,030,352
Total                                                          74,566,222

Health care services (6.4%)
Accredo Health                        76,525(b)                 2,321,769
AdvancePCS                            88,639(b)                 5,504,482
ArQule                                59,884(b)                   867,719
Cerner                               103,067(b)                 5,806,795
Coventry Health Care                 191,671(b)                 4,410,350
CryoLife                              55,605(b)                 2,298,711
Curative Health Services              20,915(b)                   170,039

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
19   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Issuer                                Shares                     Value(a)

Health care services (cont.)
IMPATH                                47,255(b)                $2,227,601
Mid Atlantic Medical Services        141,056(b)                 2,962,176
Orthodontic Centers of America       145,533(b)                 4,336,883
Owens & Minor                         98,811                    1,808,241
PAREXEL Intl                          72,903(b)                 1,170,822
Patterson Dental                     199,879(b)                 6,935,800
Pediatrix Medical Group               69,207(b)                 2,273,450
Pharmaceutical Product
   Development                       152,724(b)                 5,407,957
Province Healthcare                   92,662(b)                 3,382,163
RehabCare Group                       50,284(b)                 2,209,982
Renal Care Group                     140,467(b)                 4,143,777
Sierra Health Services                81,451(b)                   718,398
SurModics                             49,545(b)                 2,402,437
Universal Health Services Cl B       177,519(b)                 8,787,190
US Oncology                          279,519(b)                 2,261,309
Total                                                          72,408,051

Household products (0.8%)
Action Performance Companies          47,439(b)                 1,086,353
Applica                               68,384(b)                   680,421
Enesco Group                          40,422(b,g)                 282,954
Libbey                                45,247                    1,554,234
Nature's Sunshine Products            48,098                      584,872
Scotts Cl A                           84,659(b)                 3,382,127
Sola Intl                             70,147(b)                   961,014
Valence Technology                   121,028(b,d)                 724,958
Total                                                           9,256,933

Industrial equipment & services (2.9%)
Applied Industrial Technologies       58,009                      994,854
Arctic Cat                            70,705                    1,028,758
Astec Inds                            57,244(b)                 1,044,703
Barnes Group                          54,711                    1,219,508
Clarcor                               72,425                    1,883,050
Flow Intl                             44,712(b)                   620,155
G & K Services Cl A                   61,113                    1,670,829
Gardner Denver                        46,006(b)                 1,063,199
Graco                                 91,168                    3,081,478
IDEX                                  89,933                    2,911,131
JLG Inds                             124,073                    1,402,025
Keithley Instruments                  46,736                      937,057
Kroll-O'Gara                          66,359(b)                   530,208
Lawson Products                       28,751                      782,315
Lindsay Mfg                           34,803                      635,155
Lydall                                46,968(b)                   513,360
Manitowoc                             71,839                    1,996,406
Milacron                              98,558                    1,803,611
Regal Beloit                          61,766                    1,192,084
Robbins & Myers                       32,752                      861,378
Roper Inds                            90,781                    3,436,062
Toro                                  37,604                    1,773,029
Watsco                                78,947                    1,121,047
Wolverine Tube                        35,692(b)                   553,940
Total                                                          33,055,342

Insurance (2.1%)
Fidelity Natl Financial              231,593                    5,938,044
First American                       192,903                    3,424,028
Fremont General                      209,185                    1,192,355
Hilb, Rogal & Hamilton                40,156                    1,837,137
Hooper Holmes                        192,082                    1,102,551
LandAmerica Financial Group           53,277                    1,704,864
Philadelphia Consolidated
   Holding                            40,035(b)                 1,446,064
RLI                                   29,047                    1,224,331
SCPIE Holdings                        27,647                      557,087
Selective Insurance Group             74,839                    1,983,234
Trenwick Group                       109,093(c)                 1,930,946
Zenith Natl Insurance                 51,787(g)                 1,553,610
Total                                                          23,894,251

Leisure time & entertainment (1.3%)
Anchor Gaming                         43,913(b)                 2,282,598
Aztar                                111,475(b)                 1,663,207
Bally Total Fitness Holdings          85,489(b)                 2,171,421
Coachmen Inds                         46,716                      541,906
Concord Camera                        80,871(b)                   483,609
Huffy                                 30,307(b)                   274,884
K2                                    53,105(b)                   479,007
Pinnacle Entertainment                76,980(b)                   558,105
Polaris Inds                          69,428                    3,393,640
Thor Inds                             35,078                    1,210,191
WMS Inds                              93,990(b)                 2,161,770
Total                                                          15,220,338

Media (0.9%)
4 Kids Entertainment                  35,763(b)                   915,533
ADVO                                  60,221(b)                 2,351,630
Consolidated Graphics                 38,500(b)                   847,000
Harland (John H)                      85,921                    1,834,413
Information Holdings                  63,992(b)                 1,626,037
Information Resources                 86,012(b)                   702,718
Penton Media                          94,520                    1,318,554
Thomas Nelson                         42,462                      294,262
Total                                                           9,890,147

Metals (1.9%)
Amcast Inds                           24,916                      221,005
Castle (AM)                           41,923                      475,826
Century Aluminum                      60,625                    1,057,906
Cleveland-Cliffs                      30,058                      503,472

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
20   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Issuer                                Shares                     Value(a)

Metals (cont.)
Commercial Metals                     38,432                   $1,214,451
Commonwealth Inds                     48,726                      246,066
IMCO Recycling                        47,157                      320,196
Material Sciences                     43,531(b)                   454,899
Mueller Inds                          98,801(b)                 3,304,893
Quanex                                39,724                    1,086,451
Reliance Steel & Aluminum             90,796                    2,260,820
RTI Intl Metals                       61,849(b)                   791,667
Ryerson Tull                          73,360                      939,742
Shaw Group                           121,642(b)                 3,953,366
Steel Dynamics                       134,948(b)                 1,713,840
Steel Technologies                    30,268                      241,236
Stillwater Mining                    114,571(b)                 2,955,932
Total                                                          21,741,768

Miscellaneous (2.3%)
ABM Inds                              70,329                    2,570,525
American States Water                 29,842                    1,022,984
Champion Enterprises                 141,412(b)                 1,541,391
Cross (AT) Cl A                       50,399(b)                   360,353
JAKKS Pacific                         53,475(b)                 1,071,104
Philadelphia Suburban                160,190                    4,091,252
PolyMedica                            39,302(b,d)               1,385,396
PolyOne                              277,857                    2,923,056
Radiant Systems                       82,119(b)                   983,786
SCP Pool                              50,590(b)                 1,988,187
Stratos Lightwave                    189,740(b)                 1,804,427
Supertex                              36,728(b)                   588,750
Sybron Dental Specialties            111,786(b)                 2,235,720
Tenneco Automotive                   111,277                      539,693
UCBH Holdings                         55,857                    1,729,891
Ultimate Electronics                  32,434(b)                   874,096
Total                                                          25,710,611

Multi-industry conglomerates (3.9%)
Administaff                           80,966(b)                 2,038,724
Arbitron                              86,338(b)                 2,270,689
Baldor Electric                      100,287                    2,209,323
Brady Cl A                            67,666                    2,331,094
CDI                                   56,458(b)                 1,002,130
Corinthian Colleges                   62,761(b)                 2,912,737
CUNO                                  48,506(b)                 1,258,731
F.Y.I.                                48,845(b)                 2,031,952
Franklin Covey                        58,767(b)                   299,712
Global Payments                      107,129                    3,460,266
Griffon                               87,911(b)                 1,037,350
Hall, Kinion & Associates             39,075(b)                   255,551
ITT Educational Services              70,147(b)                 2,812,894
Labor Ready                          119,927(b)                   608,030
Meade Instruments                     48,765(b)                   297,467
MemberWorks                           45,436(b)                   987,324
New England Business Service          36,993                      702,497
On Assignment                         67,471(b)                 1,266,431
Pre-Paid Legal Services               63,184(b,d)               1,226,401
Spherion                             172,848(b)                 1,396,612
Standex Intl                          35,729                      834,272
StarTek                               41,549(b)                 1,080,274
Teledyne Technologies                 93,758(b)                 1,284,485
Triarc Companies                      65,943(b)                 1,727,707
Valmont Inds                          72,747                    1,230,152
Volt Information Sciences             45,026(b)                   808,217
Woodward Governor                     33,500                    2,458,565
Zebra Technologies Cl A               93,392(b)                 3,945,811
Total                                                          43,775,398

Paper & packaging (0.7%)
AptarGroup                           105,859                    3,493,348
Buckeye Technologies                 101,199(b)                 1,371,246
Caraustar Inds                        82,455                      820,427
Chesapeake                            44,801                    1,187,227
Deltic Timber                         35,190                      943,092
Pope & Talbot                         41,053                      566,531
Total                                                           8,381,871

Restaurants & lodging (3.0%)
Applebee's Intl                      109,275                    3,311,033
CEC Entertainment                     81,957(b)                 2,925,045
Cheesecake Factory (The)             140,041(b)                 4,257,245
IHOP                                  59,612(b)                 1,687,020
Jack in the Box                      115,255(b)                 3,267,479
Landry's Restaurants                  63,955(b)                 1,208,750
Lone Star Steakhouse & Saloon         71,145                      775,481
Luby's Cafeterias                     66,381                      608,050
Marcus                                86,370                    1,207,453
O' Charley's                          54,496(b)                 1,011,446
P.F. Chang's China Bistro             35,197(b,d)               1,440,261
Panera Bread Cl A                     41,281(b)                 1,492,721
Prime Hospitality                    133,246(b)                 1,600,284
RARE Hospitality Intl                 63,159(b)                 1,292,233
Ruby Tuesday                         189,851                    3,531,229
Ryan's Family Steak Houses            90,251(b)                 1,504,484
Sonic                                 78,485(b)                 2,339,638
Steak n Shake                         85,048(b)                   760,329
Total                                                          34,220,181

Retail (6.5%)
99 Cents Only Stores                 152,439(b)                 5,067,071
AnnTaylor Stores                      85,521(b)                 2,745,224
Casey's General Stores               146,522                    1,978,047
Cash America Intl                     73,193                      673,376
Cato Cl A                             73,720                    1,211,220
Checkpoint Systems                    90,421(b)                 1,094,094

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
21   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Issuer                                Shares                     Value(a)

Retail (cont.)
Christopher & Banks                   48,048(b)                $1,287,686
Copart                               163,523(b)                 4,640,782
Cost Plus                             62,543(b)                 1,765,589
CPI                                   22,805                      464,082
Dept 56                               38,136(b)                   362,292
Dress Barn                            54,313(b)                 1,246,483
Factory 2-U Stores                    37,816(b)                   859,558
Footstar                              58,878(b)                 2,036,001
Fossil                                88,792(b)                 1,775,840
Goody's Family Clothing               95,978(b)                   321,526
Great Atlantic & Pacific Tea         113,523                    1,885,617
Gymboree                              76,575(b)                   450,261
Hancock Fabrics                       51,169                      585,885
Jo-Ann Stores Cl A                    54,233(b)                   241,337
Linens `N Things                     119,940(b)                 3,082,458
Mayor's Jewelers                      57,175(b)                   220,124
Men's Wearhouse                      121,102(b)                 2,930,668
Michaels Stores                       94,414(b)                 3,962,556
NBTY                                 193,201(b)                 3,000,412
Pacific Sunwear of California         96,040(b)                 2,103,276
Pep Boys - Manny, Moe & Jack         158,254                    2,168,080
Phillips-Van Heusen                   81,368                    1,114,742
Pier 1 Imports                       285,282                    3,352,064
Regis                                122,539                    2,280,451
Russ Berrie                           59,408                    1,604,016
School Specialty                      52,036(b)                 1,394,565
ShopKo Stores                         84,961(b)                   734,913
Stein Mart                           122,064(b)                   964,306
Sturm, Ruger & Co                     79,669                      742,515
United Stationers                     98,659(b)                 3,254,760
Wet Seal Cl A                         64,062(b)                   875,087
Whole Foods Market                   158,528(b)                 5,382,025
Zale                                 101,717(b)                 3,432,949
Total                                                          73,291,938

Textiles & apparel (2.5%)
Angelica                              25,475                      289,141
Ashworth                              38,960(b)                   268,824
Brown Shoe                            51,683                      786,615
Burlington Coat
   Factory Warehouse                 131,005                    2,004,377
Chico's FAS                           78,822(b)                 2,937,696
Genesco                               64,840(b)                 2,110,542
Haggar                                19,258                      202,209
Hartmarx                              88,657(b)                   215,437
Hot Topic                             60,080(b)                 1,610,144
K-Swiss Cl A                          29,361                      954,233
Kellwood                              67,259                    1,390,916
Nautica Enterprises                   97,781(b)                 1,349,378
Oshkosh B'Gosh Cl A                   36,192                    1,085,760
Oxford Inds                           21,825                      489,971
Quiksilver                            67,179(b)                 1,414,118
Russell                               94,464                    1,629,504
Springs Inds Cl A                     53,129                    2,411,525
Stride Rite                          123,414                    1,215,628
Timberland Cl A                      116,869(b,g)               4,096,258
Wolverine World Wide                 122,674                    2,220,399
Total                                                          28,682,675

Transportation (1.8%)
Arkansas Best                         60,358(b)                 1,665,881
Arnold Inds                           73,285                    1,371,895
Forward Air                           63,751(b)                 1,762,715
Heartland Express                     93,872(b)                 2,667,842
Landstar System                       25,220(b)                 1,916,720
Offshore Logistics                    63,359(b)                 1,225,997
Roadway Express                       57,337                    1,665,640
USFreightways                         77,748                    2,685,416
Wabash Natl                           68,101                      602,694
Werner Enterprises                   139,620                    3,134,469
Yellow Corp                           71,525(b)                 1,556,384
Total                                                          20,255,653

Utilities -- electric (1.3%)
Avista                               140,083                    2,423,436
Bangor Hydro Electric                 21,797                      576,095
Central Vermont Public Service        34,182                      584,512
CH Energy Group                       48,438                    2,041,662
Green Mountain Power                  16,650                      270,230
NorthWestern                          70,113                    1,499,016
RGS Energy Group                     102,363                    3,946,093
UIL Holdings                          42,399                    2,040,664
Unisource Energy                      98,613                    1,814,479
Total                                                          15,196,187

Utilities -- gas (1.9%)
Cascade Natural Gas                   32,699                      667,060
Energen                               91,477                    2,332,664
Kirby                                 71,189(b)                 1,772,606
Laclede Gas                           55,888                    1,229,536
New Jersey Resources                  52,621                    2,286,382
Northwest Natural Gas                 74,164                    1,785,869
Piedmont Natural Gas                  95,038                    3,231,291
Southern Union                       150,930(b)                 3,092,556
Southwest Gas                         94,539                    2,259,482
Southwestern Energy                   74,571(b)                   961,966
UGI                                   80,263                    2,150,246
Total                                                          21,769,658

Utilities -- telephone (--%)
Brightpoint                          165,187(b)                   498,865

Total common stocks
(Cost: $1,078,021,611)                                     $1,113,052,398

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
22   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

Short-term securities (3.5%)

Issuer              Annualized             Amount              Value(a)
                 yield on date         payable at
                   of purchase           maturity

U.S. government agencies (2.5%)
Federal Home Loan Bank Disc Nts
     08-10-01             3.75%        $5,000,000            $4,994,628
     08-24-01             3.72          4,200,000             4,189,242
Federal Home Loan Mtge Corp Disc Nts
     08-07-01             3.74          5,000,000             4,996,363
     08-14-01             3.63          3,700,000             3,694,791
     08-28-01             3.66          3,900,000             3,888,928
Federal Natl Mtge Assn Disc Nts
     08-03-01             3.77          2,500,000             2,499,215
     08-14-01             3.73          3,100,000             3,095,515
Total                                                        27,358,682

Commercial paper (1.0%)
Gannett
     08-13-01             3.74          2,000,000(e)          1,997,306
     08-20-01             3.75            700,000(e)            698,546
Heinz (HJ)
     08-02-01             3.70            800,000(e)            799,836
Kimberly-Clark
     09-06-01             3.67          2,400,000(e)          2,390,824
Salomon Smith Barney
     08-01-01             3.90          5,100,000             5,099,447
Wal-Mart Stores
     08-21-01             3.71            800,000(e)            798,273
Total                                                        11,784,232

Total short-term securities
(Cost: $39,147,667)                                         $39,142,914

Total investments in securities
(Cost: $1,117,169,278)(h)                                $1,152,195,312

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of July 31, 2001, the value of foreign securities represented 0.29% of net assets.
(d) Security is partially or fully on loan. See Note 4 to the financial statements.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at July 31, 2001, is as follows:

     Security                              Acquisition           Cost
                                              dates
     Kansas City Southern Inds     05-23-01 thru 06-15-01    $2,867,561

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                          Contracts
     Purchase contracts
     Russell 2000 Index, Sept. 2001                                  74
(h) At July 31, 2001, the cost of securities for federal income tax purposes was approximately $1,117,169,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                              $ 227,821,000
     Unrealized depreciation                               (192,795,000)
                                                           ------------
     Net unrealized appreciation                          $  35,026,000

-------------------------------------------------------------------------------
23   AXP SMALL COMPANY INDEX FUND -- SEMIANNUAL REPORT

AXP Small Company Index Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

                                   PRSRT STD AUTO
                                    U.S. POSTAGE
                                        PAID
                                      AMERICAN
                                      EXPRESS

                                                        S-6361 F (9/01)

Ticker Symbol
Class A: ISIAX    Class B: ISIBX
Class Y: ISCYX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc.Member NASD.
American Express Company is separate from American Express Financial
Advisors Inc. and is not a broker-dealer.